Intangible Assets	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 7 – INTANGIBLE ASSETS

Intangible assets as of December 31, 2023 and 2022 consisted of the following:

	2023	2022
Intangible assets
Cost	$12,761	$13,136
Accumulated amortization	(4,199)	(2,851)
Additions, at cost	25,620	-
Amortization current period	(2,329)	(1,471)
Intangible assets, net	$31,853	$8,814

The intangible assets represent the ERAYAK trademark and the Company’s purchase of patents related to new technologies to produce inverters.

There were no disposals for the years ended December 31, 2023, 2022 and 2021.

During the years of December 31, 2023 and 2022, the Company had no impaired or pledged intangibles.

Five succeeding years of amortization are as follows:

Year	Amortization	Net carrying value
2025	$3,838	$28,015
2026	3,838	24,177
2027	3,838	20,339
2028	3,838	16,501
2029	3,838	12,663